Equity - Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Warrants Outstanding
Balance at the beginning	5,777,774	1,254,441	1,254,285
Granted/Acquired	1,070,719	4,523,333	0
Forfeited	0	0	0
Exercised	0	0	0
Balance at the end	6,848,493	5,777,774	1,254,441
Exercisable Shares
Balance at the beginning	5,777,774	1,254,441	1,254,285
Granted/Acquired	1,070,719	4,523,333	0
Forfeited	0	0	0
Exercised	0	0	0
Balance at the end	6,848,493	5,777,774	1,254,441
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 7.55	$ 29.91	$ 29.90
Granted/Acquired (in dollars per share)	5.44	1.3552	0
Forfeited (in dollars per share)	0	0	0
Exercised (in dollars per share)	0	0	0
Balance at the end (in dollars per share)	$ 7.22	$ 7.55	$ 29.91
Average Remaining Contractual Life
Balance at the beginning (in years)	3 years 10 months 20 days	4 years 9 months 3 days	5 years
Granted/Acquired (in years)	7 years	7 years	0 years
Forfeited (in years)	0 years	0 years	0 years
Exercised (in years)	0 years	0 years	0 years
Balance at the end (in years)	4 years 25 days	3 years 10 months 20 days	4 years 9 months 3 days